Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details)) - Fair Value, Recurring - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets:
Assets		$ 64,324	$ 122,725
Liabilities(2):
Liabilities		326	8,301	[1]
Money Market Funds
Assets:
Assets		9,194	32,310	[2]
Commercial Paper
Assets:
Assets		22,549	49,136
Corporate Bond
Assets:
Assets		10,797	19,480
Government Bonds
Assets:
Assets		17,802	18,082
Government agency debt securities
Assets:
Assets		3,982
Foreign Bonds
Assets:
Assets			3,717
Public Warrants
Liabilities(2):
Liabilities		151	3,527	[1]
Private Placement Warrants
Liabilities(2):
Liabilities	[1]		166
P I P E Warrants
Liabilities(2):
Liabilities		175	4,608	[1]
Level 1
Assets:
Assets		9,194	32,310
Liabilities(2):
Liabilities		151	3,527	[1]
Level 1 | Money Market Funds
Assets:
Assets		9,194	32,310	[2]
Level 1 | Commercial Paper
Assets:
Assets		0	0
Level 1 | Corporate Bond
Assets:
Assets		0	0
Level 1 | Government Bonds
Assets:
Assets		0	0
Level 1 | Government agency debt securities
Assets:
Assets		0
Level 1 | Foreign Bonds
Assets:
Assets			0
Level 1 | Public Warrants
Liabilities(2):
Liabilities		151	3,527	[1]
Level 1 | Private Placement Warrants
Liabilities(2):
Liabilities	[1]		0
Level 1 | P I P E Warrants
Liabilities(2):
Liabilities		0	0	[1]
Level 2
Assets:
Assets		55,130	90,415
Liabilities(2):
Liabilities		175	4,774	[1]
Level 2 | Money Market Funds
Assets:
Assets		0	0	[2]
Level 2 | Commercial Paper
Assets:
Assets		22,549	49,136
Level 2 | Corporate Bond
Assets:
Assets		10,797	19,480
Level 2 | Government Bonds
Assets:
Assets		17,802	18,082
Level 2 | Government agency debt securities
Assets:
Assets		3,982
Level 2 | Foreign Bonds
Assets:
Assets			3,717
Level 2 | Public Warrants
Liabilities(2):
Liabilities		0	0	[1]
Level 2 | Private Placement Warrants
Liabilities(2):
Liabilities	[1]		166
Level 2 | P I P E Warrants
Liabilities(2):
Liabilities		175	4,608	[1]
Level 3
Assets:
Assets		0	0
Liabilities(2):
Liabilities		0	0	[1]
Level 3 | Money Market Funds
Assets:
Assets		0	0	[2]
Level 3 | Commercial Paper
Assets:
Assets		0	0
Level 3 | Corporate Bond
Assets:
Assets		0	0
Level 3 | Government Bonds
Assets:
Assets		0	0
Level 3 | Government agency debt securities
Assets:
Assets		0
Level 3 | Foreign Bonds
Assets:
Assets			0
Level 3 | Public Warrants
Liabilities(2):
Liabilities		0	0	[1]
Level 3 | Private Placement Warrants
Liabilities(2):
Liabilities	[1]		0
Level 3 | P I P E Warrants
Liabilities(2):
Liabilities		$ 0	$ 0	[1]

[1]	See the definition and discussion of Public Warrants, Private Placement Warrants and PIPE Warrants in Note 11.
[2]	They are included in cash and cash equivalents on the consolidated balance sheets as of December 31, 2022 and 2021.